FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:         ____/____/____ (a)

                         or fiscal year ending:         ___12/31/02___ (b)

Is this a transition report? (Y/N)          __N___

Is this an amendment to a previous filing? (Y/N)          _N____

Those items or sub-items with a box “ ” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.     A. Registrant Name: Life Investors Variable Life Account A

        B.        File Number: 811-09747

        C.        Telephone Number: 319-398-8511

2.     A. Street: 4333 Edgewood Rd NE

        B.         City: Cedar Rapids         C. State: Iowa          D. Zip Code 52499          Zip Ext:

        E.         Foreign Country:                                                    Foreign Postal Code:

3.      Is this the first filing on this form by Registrant? (Y/N)                    No

4.	Is this the last filing on this form by Registrant? (Y/N) No

5.	Is Registrant a small business investment company (SBIC)? (Y/N) No [If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N) Yes [If answer if “Y” (Yes), complete only items 111 through 132.]

7.	A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is “N” (No), go to item 8.]

           B.        How many separate series or portfolios did Registrant have at the end of the period?

If filing more than one
Page 47, “X”box:    

For period ending         12/31/02

File number       811-09747

UNIT INVESTMENT TRUSTS

111.     A.          Depositor Name: LIFE INVESTORS INSURANCE COMPANY OF AMERICA

            B.           File Number (If any): 811-09747

            C.          City: Cedar Rapids                State: Iowa                Zip Code: 52499          Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

111.     A.          Depositor Name: LIFE INVESTORS INSURANCE COMPANY OF AMERICA

            B.           File Number (If any):

            C.           City: State: Zip Code: Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

112.     A.          Sponsor Name: LIFE INVESTORS INSURANCE COMPANY OF AMERICA

            B.           File Number (If any):

            C.          City: Cedar Rapids                State: Iowa                Zip Code: 52499          Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

112.     A.          Sponsor Name:

            B.           File Number (If any):

            C.           City: State: Zip Code: Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

If filing more than one
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For period ending         12/31/02

File number 811-09747

113.     A.          Trustee Name:

            B.          City:                    State:                    Zip Code:              Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

113.     A.          Trustee Name:

            B.          City:                    State:                    Zip Code:              Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

114.     A.          Principal Underwriter Name: AFSG Securities Corporation

            B.           File Number 8-

            C.          Cedar Rapids                State: Iowa                Zip Code: 52499          Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

114.     A.          Principal Underwriter Name:

            B.           File Number 8-

            C.          City:                    State:                    Zip Code:              Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

115.     A.          Independent Public Accountant Name: Ernst & Young

            C.          City: Des Moines                State: Iowa                Zip Code: 50309          Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

115.     A.          Independent Public Accountant Name:

            C.          City:                    State:                    Zip Code:              Zip Ext.:

                           Foreign Country:                   Foreign Postal Code:

If filing more than one
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For period ending         12/31/02

File number 811-09747

116.     Family of investment companies information:

    A.                 Is Registrant part of a family of investment companies? (Y/N)    NO

    B.                 Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.          Is Registrant a separate account of an insurance company? (Y/N)     YES

        If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?

B.	 Variable annuity contracts? (Y/N) NO

C.	 Scheduled premium variable life contracts? (Y/N) NO

D.	 Flexible premium variable life contracts? (Y/N) Yes

E.	 Other types of insurance products registered under the Securities Act of 1933? (Y/N) NO

118.     State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933    1

119.     State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period    0

120.     State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000‘s omitted)    $

121.     State the number of series for which a current prospectus was in existence at the end of the period.     1

122.     State the number of existing series for which additional units were registered under the
Securities Act of 1933 during the current period              1

If filing more than one
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For period ending         12/31/02

File number 811-09747

123.     State the total value of the additional units considered in answering item 122 ($000‘s) omitted.   $ 3,774

124.     State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000‘s omitted)   $ 0

125.     State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000‘s omitted)   $ 0

126.    Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000‘s omitted)   $ 0

127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):    $ 0

		Number of Series Investing	Total Assets ($000's Omitted)	Total Income Distributions ($000's) omitted)

A.	U.S. Treasury direct issue		$	$

B.	U.S. Government agency		$	$

C.	State and Municipal Tax-free		$	$

D.	Public utility debt		$	$

E.	Brokers or dealers debt or debt of brokers' or dealers' parent		$	$

F.	All other corporate intermediate and long-term debt		$	$

G.	All other corporate short-term debt		$	$

H.	Equity securities of brokers or dealers or parents of brokers or dealers		$	$

I.	Investment company equity securities		$	$

J.	All other equity securities	1	$ 7,407	$ 58

K.	Other securities		$	$

L.	Total Assets of all series of registrant	1	$ 7,407	$ 58

If filing more than one
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For period ending         12/31/02

File number 811-09747

128.     Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) No

        [If answer is “N” (No), go to item 131.]

129.     Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

        [If answer is “N” (No), go to item 131.]

130.     In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.     Total expenses incurred by all series of Registrant during the current reporting period ($000‘s omitted)    $ 563

132.     List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa, effective the 27h day of February, 2003.

LIFE INVESTORS INSURANCE COMPANY OF AMERICA

By: /S/ BRIAN C. SCOTT Brian C. Scott, Vice President

Witness:

/S/ PRISCILLA I. HECHLER Priscilla I. Hechler, Assistant Secretary